NOTE 11 - Other accounts payable: Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023 [1]
Details
Other accounts payable - Government institutions	$ 492	$ 361
Other accounts payable - Provision for Agricultural Research Organization	1,284	545
Other accounts payable - Employees	1,234	1,044
Other accounts payable - Advance payments from payment gateway	397	118
Other accounts payable - Others	202	4
Other accounts payable - Total	$ 3,609	$ 2,072

[1]	Comparative amounts have been reclassified to conform to the current year presentation (Note 2b)